Submission	May 20, 2026
Submission [Line Items]
Central Index Key	0000930236
Registrant Name	REDWOOD TRUST INC
Registration File Number	333-285506
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES